Consolidated Statements of Cash Flows - ILS (₪)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	₪ (931,888)	₪ (758,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	62,500	63,919
Impairment provision	80,000
Financing expenses, net	173,823	83,204
Decrease (Increase) in trade and other account receivable	10,055	(11,302)
Increase (Decrease) in Trade payables	(8,868)	3,599
Management fees credited to related party loan	420,000	420,000
Increase in other account payables	(77,627)	35,190
Net cash used in operating activities	(272,005)	(163,606)
Cash flows from investing activities:
Loans granted	423,137	158,000
Net cash provided by investing activities	423,137	158,000
Cash flows from financing activities:
Short term loans from related parties	(192,143)	(58,873)
Repayment of Loans from banking institutions		(16,622)
Net cash used in financing activities	(192,143)	(75,495)
Decrease in cash and cash equivalents	(41,011)	(81,101)
Cash and cash equivalents at the beginning of the year	54,731	135,832
Cash and cash equivalents at the end of the year	13,720	54,731
Cash repaid during the year for:
Interest	(14,863)
Supplemental disclosures of non- cash flow information:
Conversion of management fees payable into a related party loan	₪ 840,000